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[Lincoln Life Logo]

May 2, 2000
                                                          VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

RE: Lincoln National Variable Annuity Fund A (Registration Nos. 2-26342 and 2-25618)

Ladies and Gentlemen:

In accordance with paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, I hereby certify that the form of Prospectuses and Statement of Additional Information (SAI) dated May 1, 2000 does not differ from that contained in the most recent amendment to the registration statement filed on Form N-3 with the Commission electronically on April 25, 2000.

If there are any questions regarding this filing, please contact me at 219-455-4197.

Sincerely,


/s/ KAREN PUTMAN


Karen Putman
Securities Fund Specialist
Lincoln Life